Derivatives - Notional contract amounts of derivatives held for hedging purposes by product type (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about hedging instruments [line items]
Notional	580,534	532,346
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	270,258	252,354
Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	264,047	233,741
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Notional	46,229	46,251
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Notional	116,342	108,585
Foreign exchange | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	70,113	62,334
Foreign exchange | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	0	0
Interest rate
Disclosure of detailed information about hedging instruments [line items]
Notional	464,192	423,761
Interest rate | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	200,145	190,020
Interest rate | Fair value hedges
Disclosure of detailed information about hedging instruments [line items]
Notional	264,047	233,741